Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[3] ($)	Average Compensation Actually Paid to Non-PEO NEOs[4] ($)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income[7] ($000s)	Total Revenue[8] ($000s)
Year					Total Stockholder Return[5] ($)	Peer Group Total Stockholder Return[6] ($)
2025	3,502,747	416,290,717	3,445,394	32,278,280	302.98	65.63	(87,140)	2,023,994
2024(9)	44,961,745	39,968,711	3,792,370	6,625,609	77.45	49.71	(27,203)	1,473,856
2023(9)	1,704,008	(2,904,929)	2,841,673	(334,144)	51.62	61.27	(307,937)	1,333,470
2022	2,632,248	(1,564,752)	4,924,026	4,429,158	66.70	68.01	(315,086)	1,199,125
2021	34,210,000	45,039,705	5,309,245	4,000,340	76.51	97.36	(193,369)	972,176

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation for our PEO, KR Sridhar, for each of 2025, 2024, 2023, 2022, and 2021.The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Berenbaum, Chitoori, Kurzymski, and Joshi and Ms. Soderberg, (ii) for 2024, Messrs. Cameron, Berenbaum, Chitoori and Joshi and Ms. Soderberg; (iii) for 2023, Messrs. Cameron, Brooks, and Griffiths and Mses. Moore and Soderberg; (iv) for 2022, Messrs. Cameron and Griffiths, Mses. Moore and Soderberg; and (v) for 2021, Messrs. Cameron, Griffiths, Brooks, and Venkataraman. In 2023, Mr. Brooks, Mr. Griffiths, and Ms. Moore each received compensation for a portion of the year given their departures; as a result, average summary compensation for the non-PEO NEOs was considerably lower than in a typical year.
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: Nasdaq Clean Edge Green Energy Total Return Index.
PEO Total Compensation Amount	$ 3,502,747	$ 44,961,745	$ 1,704,008	$ 2,632,248	$ 34,210,000
PEO Actually Paid Compensation Amount	$ 416,290,717	39,968,711	(2,904,929)	(1,564,752)	45,039,705
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “Compensation Actually Paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct Reported Value of Equity Awards[a] ($)	Add (or Deduct) Equity Award Adjustments[b] ($)	Compensation Actually Paid to PEO ($)
2025	3,502,747	—	412,787,970	416,290,717
2024	44,961,745	(42,394,800)	37,401,766	39,968,711
2023	1,704,008	—	(4,608,937)	(2,904,929)
[a]The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[b]The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2025	—	403,828,378	—	8,959,592	—	—	412,787,970
2024	51,083,000	(1,739,842)	7,038,000	(4,529,356)	(14,450,036)	—	37,401,766
2023	—	(5,093,298)	—	484,362	—	—	(4,608,937)

Non-PEO NEO Average Total Compensation Amount	$ 3,445,394	3,792,370	2,841,673	4,924,026	5,309,245
Non-PEO NEO Average Compensation Actually Paid Amount	$ 32,278,280	6,625,609	(334,144)	4,429,158	4,000,340
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Average Reported Value of Equity Awards ($)	Add (or Deduct) Average Equity Award Adjustments[a] ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,445,394	(2,063,848)	30,896,734	32,278,280
2024	3,792,370	(2,673,975)	5,507,214	6,625,609
2023	2,841,673	(2,146,080)	(1,029,736)	(334,144)
[a] The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Average Equity Award Adjustments ($)
2025	13,751,350	17,133,252	—	702,596	(690,464)	—	30,896,734
2024	5,780,496	143,757	—	(174,362)	(242,677)	—	5,507,214
2023	340,400	(303,198)	—	64,574	(1,131,513)	—	(1,029,736)

Compensation Actually Paid vs. Total Shareholder Return	Bloom Energy Corp CAP vs TSR

KR Sridhar	Avg NEO CAP	BE TSR	NASDAQ Clean Edge Green Energy Total Return Index TSR

Compensation Actually Paid vs. Net Income	Bloom Energy Corp CAP vs Net Income

KR Sridhar	Avg NEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Bloom Energy Corp CAP vs Total Revenue

KR Sridhar	Avg NEO CAP	Product and Service Revenue

Tabular List, Table	•total revenue •annual product revenue growth •annual adjusted gross product margin •non-GAAP operating income/loss
Total Shareholder Return Amount	$ 302.98	77.45	51.62	66.70	76.51
Peer Group Total Shareholder Return Amount	65.63	49.71	61.27	68.01	97.36
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (87,140,000)	$ (27,203,000)	$ (307,937,000)	$ (315,086,000)	$ (193,369,000)
Company Selected Measure Amount	2,023,994	1,473,856	1,333,470	1,199,125	972,176
PEO Name	KR Sridhar
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis of this Proxy Statement.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year (net income (loss) before portion attributable to redeemable noncontrolling interest and noncontrolling interest).
[8]The Company-selected measure is Revenue as this metric replaced the non-GAAP operating gross margin used to determine ACI awards, described in our Compensation Discussion and Analysis section of this Proxy Statement above.
[9]The average "Compensation Actually Paid" to the non-PEO named executive officers for fiscal 2024 and 2023 reflects updates to underlying compensation data from that previously reported, including the correction of an immaterial amount previously included in prior year total compensation for one executive and the inclusion of compensation previously omitted for another individual who was a named executive officer for the applicable year but is no longer a named executive officer.

Measure:: 1
Pay vs Performance Disclosure
Name	•total revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•annual product revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	annual adjusted gross product margin
Measure:: 4
Pay vs Performance Disclosure
Name	•non-GAAP operating income/loss
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (42,394,800)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,787,970	37,401,766	(4,608,937)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	51,083,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	403,828,378	(1,739,842)	(5,093,298)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,038,000	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,959,592	(4,529,356)	484,362
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(14,450,036)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,063,848)	(2,673,975)	(2,146,080)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,896,734	5,507,214	(1,029,736)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,751,350	5,780,496	340,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,133,252	143,757	(303,198)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702,596	(174,362)	64,574
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(690,464)	(242,677)	(1,131,513)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0